Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

January 31, 2020

SLCXK6-QTLY-0320
1.9883973.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc. (a)	48,700	$99,348
LICT Corp. (a)	3	56,100
		155,448
Interactive Media & Services - 1.3%
Adevinta ASA Class B	3,840	46,842
ANGI Homeservices, Inc. Class A (a)	109,248	877,261
CarGurus, Inc. Class A (a)	11,243	400,813
		1,324,916
Media - 4.0%
4Imprint Group PLC	23,714	1,036,505
Cardlytics, Inc. (a)	16,458	1,381,155
Cogeco Communications, Inc.	19,915	1,563,525
		3,981,185

TOTAL COMMUNICATION SERVICES		5,461,549

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.7%
Burelle SA	20	16,636
Linamar Corp.	20,625	679,500
		696,136
Diversified Consumer Services - 2.7%
Career Education Corp. (a)	137,841	2,450,813
Redhill Education Ltd.	10,200	11,836
Universal Technical Institute, Inc. (a)	31,800	244,542
		2,707,191
Hotels, Restaurants & Leisure - 2.5%
Kura Sushi U.S.A., Inc. Class A (a)	4,900	110,348
MTY Food Group, Inc.	30,502	1,331,956
SkiStar AB	20,833	229,388
Wyndham Destinations, Inc.	15,460	750,274
		2,421,966
Household Durables - 4.4%
Legacy Housing Corp. (a)	32,430	454,993
LGI Homes, Inc. (a)	28,490	2,271,793
Skyline Champion Corp. (a)	17,942	515,833
TRI Pointe Homes, Inc. (a)	70,250	1,142,265
		4,384,884
Internet & Direct Marketing Retail - 1.8%
Kogan.Com Ltd.	168,919	575,755
Liberty Interactive Corp. QVC Group Series A (a)	29,467	251,354
Points International Ltd. (a)	43,744	730,087
Redbubble Ltd. (a)	250,667	169,808
		1,727,004
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)	54,800	516,216
Specialty Retail - 0.2%
Winmark Corp.	1,041	207,128
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	20,445	775,070

TOTAL CONSUMER DISCRETIONARY		13,435,595

CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Nichols PLC	6,330	112,425
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	17,336	355,735
Performance Food Group Co. (a)	24,794	1,284,081
		1,639,816
Food Products - 0.1%
Armanino Foods of Distinction	20,104	65,340
Household Products - 1.4%
Spectrum Brands Holdings, Inc.	22,468	1,379,760

TOTAL CONSUMER STAPLES		3,197,341

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Profire Energy, Inc. (a)	115,737	160,874
Oil, Gas & Consumable Fuels - 2.2%
NACCO Industries, Inc. Class A	18,709	881,942
Texas Pacific Land Trust	726	548,645
World Fuel Services Corp.	20,601	805,911
		2,236,498

TOTAL ENERGY		2,397,372

FINANCIALS - 17.6%
Banks - 2.8%
First Citizens Bancshares, Inc.	1,114	586,877
First Hawaiian, Inc.	5,300	154,018
Hilltop Holdings, Inc.	19,595	443,631
Plumas Bancorp	4,225	107,315
Popular, Inc.	17,408	974,152
Western Alliance Bancorp.	8,871	489,945
		2,755,938
Capital Markets - 3.4%
Assetmark Financial Holdings, Inc. (a)	4,879	143,101
Impax Asset Management Group PLC	118,693	617,532
LPL Financial	17,834	1,643,046
Morningstar, Inc.	6,403	1,004,567
		3,408,246
Consumer Finance - 5.6%
Encore Capital Group, Inc. (a)(b)	65,999	2,240,666
First Cash Financial Services, Inc.	26,491	2,303,922
Gruppo MutuiOnline SpA	5,100	113,689
Nelnet, Inc. Class A	14,707	842,123
		5,500,400
Diversified Financial Services - 0.5%
Hypoport AG (a)	1,392	493,243
Insurance - 3.6%
First American Financial Corp.	19,817	1,228,258
Primerica, Inc.	19,494	2,311,209
		3,539,467
Thrifts & Mortgage Finance - 1.7%
Greene County Bancorp, Inc.	800	23,352
LendingTree, Inc. (a)(b)	5,364	1,669,277
		1,692,629

TOTAL FINANCIALS		17,389,923

HEALTH CARE - 15.2%
Biotechnology - 0.5%
BioGaia AB	1,016	44,062
Bioventix PLC	2,416	125,699
Essex Bio-Technology Ltd.	217,600	149,033
Shanghai Haohai Biological Technology Co. Ltd. (H Shares) (c)	29,700	147,728
		466,522
Health Care Equipment & Supplies - 1.6%
Hamilton Thorne Ltd. (a)	800	713
Medistim ASA	12,480	295,788
Semler Scientific, Inc. (a)	800	38,000
TransMedics Group, Inc.	5,391	94,396
Tristel PLC (b)	76,168	399,302
Utah Medical Products, Inc.	8,024	738,770
		1,566,969
Health Care Providers & Services - 5.3%
Chemed Corp.	3,610	1,686,014
Corvel Corp. (a)	5,216	477,629
DFB Healthcare Acquisitions Co. (a)(b)	24,896	330,370
Encompass Health Corp.	22,368	1,723,007
InfuSystems Holdings, Inc. (a)	4,962	42,574
Magellan Health Services, Inc. (a)	7,449	545,341
MEDNAX, Inc. (a)	9,000	207,630
Viemed Healthcare, Inc. (a)	52,893	277,774
		5,290,339
Health Care Technology - 3.6%
Inovalon Holdings, Inc. Class A (a)(b)	151,959	3,078,691
Medley, Inc. (a)	14,600	178,302
Phreesia, Inc.	8,600	266,600
		3,523,593
Life Sciences Tools & Services - 3.3%
10X Genomics, Inc. (a)	206	18,826
Charles River Laboratories International, Inc. (a)	12,712	1,965,021
ICON PLC (a)	7,803	1,315,742
		3,299,589
Pharmaceuticals - 0.9%
BioSyent, Inc. (a)	47,190	206,461
Dechra Pharmaceuticals PLC	13,722	515,330
Phibro Animal Health Corp. Class A	7,962	188,859
		910,650

TOTAL HEALTH CARE		15,057,662

INDUSTRIALS - 13.5%
Commercial Services & Supplies - 3.3%
Boyd Group Services, Inc.	13,666	2,147,795
Bravida AB (c)	20,769	189,635
Sdiptech AB (a)	29,900	264,621
Self Storage Group ASA (a)	74,270	244,661
VSE Corp.	13,290	413,452
		3,260,164
Construction & Engineering - 0.8%
AECOM (a)	15,631	753,883
Machinery - 1.1%
Allison Transmission Holdings, Inc.	18,711	827,026
Hurco Companies, Inc.	9,273	290,245
		1,117,271
Marine - 0.1%
SITC International Holdings Co. Ltd.	120,000	141,353
Professional Services - 6.8%
Barrett Business Services, Inc.	10,822	896,386
CBIZ, Inc. (a)	60,550	1,634,850
Franklin Covey Co. (a)	29,743	945,827
GP Strategies Corp. (a)	20,331	270,606
Insperity, Inc.	23,703	2,070,931
Red Violet, Inc. (a)(b)	7,125	151,121
SHL-JAPAN Ltd.	3,000	56,548
Talenom OYJ	10,770	551,834
TriNet Group, Inc. (a)	1,800	102,708
		6,680,811
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	24,074	1,362,829

TOTAL INDUSTRIALS		13,316,311

INFORMATION TECHNOLOGY - 15.9%
Electronic Equipment & Components - 4.0%
Insight Enterprises, Inc. (a)	15,700	1,034,159
SYNNEX Corp.	21,405	2,948,753
		3,982,912
IT Services - 3.5%
Bouvet ASA	3,778	158,547
Castleton Technology PLC	113,979	107,614
Computer Services, Inc.	11,695	585,218
Econocom Group SA	133,083	379,321
Liberated Syndication, Inc. (a)	2,406	7,747
Over The Wire Holdings Ltd.	39,721	117,600
Perspecta, Inc.	20,500	575,435
Prodware	8,991	69,800
Sylogist Ltd.	43,195	300,609
WEX, Inc. (a)	5,426	1,177,008
		3,478,899
Semiconductors & Semiconductor Equipment - 0.4%
NVE Corp.	1,297	95,148
Synaptics, Inc. (a)	3,600	240,084
		335,232
Software - 8.0%
24sevenoffice Scandinavia AB (a)	102,100	235,447
Admicom OYJ	6,877	617,782
Bigtincan Holdings Ltd. (a)	234,268	152,721
Bill.Com Holdings, Inc. (a)	300	15,096
Docebo, Inc. (b)	8,500	105,142
Ebix, Inc.	43,222	1,488,133
Elmo Software Ltd. (a)	10,000	46,249
Energy One Ltd.	2,200	5,143
Enghouse Systems Ltd.	21,999	871,382
Freee KK (a)	400	11,446
GetBusy PLC (a)	170,000	130,201
Globalscape, Inc.	23,293	268,801
j2 Global, Inc.	14,935	1,431,669
LeadDesk Oyj (b)	2,091	31,771
Micro Focus International PLC	30,731	412,702
MSL Solutions Ltd. (a)	756,500	46,211
NICE Systems Ltd. sponsored ADR (a)(b)	10,245	1,765,214
Park City Group, Inc. (a)	29,494	140,391
Upsales Technology AB (a)	26,908	70,716
Vitec Software Group AB	4,394	96,763
		7,942,980

TOTAL INFORMATION TECHNOLOGY		15,740,023

MATERIALS - 6.8%
Chemicals - 4.5%
Core Molding Technologies, Inc. (a)	12,622	39,886
Innospec, Inc.	26,681	2,687,577
NewMarket Corp.	2,023	889,351
Northern Technologies International Corp.	8,520	120,984
Valvoline, Inc.	31,373	661,343
		4,399,141
Containers & Packaging - 1.2%
Reynolds Consumer Products, Inc. (a)	3,700	101,047
Silgan Holdings, Inc.	11,065	341,466
UFP Technologies, Inc. (a)	15,854	739,272
		1,181,785
Paper & Forest Products - 1.1%
Schweitzer-Mauduit International, Inc.	30,899	1,082,392

TOTAL MATERIALS		6,663,318

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
EPR Properties	22,881	1,633,017
Essential Properties Realty Trust, Inc.	65,105	1,797,549
Spirit Realty Capital, Inc.	8,800	464,464
Store Capital Corp.	33,333	1,308,320
		5,203,350
UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	57,011	529,062
TOTAL COMMON STOCKS
(Cost $83,246,127)		98,391,506

Money Market Funds - 5.9%
Fidelity Cash Central Fund 1.58% (d)	516,660	516,764
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	5,254,316	5,254,841
TOTAL MONEY MARKET FUNDS
(Cost $5,771,605)		5,771,605
TOTAL INVESTMENT IN SECURITIES - 105.4%
(Cost $89,017,732)		104,163,111
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(5,304,278)
NET ASSETS - 100%		$98,858,833

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $337,363 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,328
Fidelity Securities Lending Cash Central Fund	43,695
Total	$51,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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